Summary of Significant Accounting Policies	6 Months Ended	8 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Summary of Significant Accounting Policies
Summary of Significant Accounting Policies

Note 2. Summary of Significant Accounting Policies

Accounting Principles

The consolidated financial statements and accompanying notes are prepared in accordance with generally accepted accounting principles in the United States of America (GAAP).

Principles of Consolidation

The consolidated financial statements include the financial statements of the Company and its subsidiary. All significant intercompany transactions and balances between the Company and its subsidiary are eliminated upon consolidation.

Liquidity and Going Concern

As of June 30, 2025, the Company had cash of $5,978,572, current liabilities of $4,585,015, a working capital of $1,400,847 and a stockholders’ equity of $2,704,703. For the three months ended June 30, 2025 and 2024, the Company had losses of $3,866,169 and $172,819, respectively, and for the six months ended June 30, 2025 and 2024, the Company had losses of $4,163,376 and $339,908, respectively. The continuing losses raise substantial doubt about the ability of the Company to continue as a going concern. The Company completed business combination with BFAC on April 4, 2025 and received $1,075,936 from BFAC’s trust account. Additionally, the Company received an aggregate of $4,700,000 from PIPE investors following the business combination, and entered into an equity purchase facility agreement (the “FPFA”) with Solana Strategic Holdings LLC (“Solana Holdings”) for up to an aggregate of $400 million in newly issued shares of the Company’s Class B common stock. Moreover, on May 30, 2025, the Company entered into a Securities Purchase Agreement with an investor and the Company may sell to the investor up to an aggregate of $500 million in newly issued senior secured convertible notes (the “Notes”). On June 6, 2025, the Company consummated the initial closing of $11 million of Notes. Management of the Company has evaluated the mitigation plans and determined that the current working capital, cash position, the FPFA, and Notes available for future issuance are sufficient to support its continuous operations and to meet its payment obligations when liabilities fall due within the next twelve months from the date of issuance of these combined and consolidated financial statements. Accordingly, the Company’s combined and consolidated financial statements are prepared on going concern basis, which assumes that the Company will continue in operation for the foreseeable future and, accordingly, will be able to realize its assets and discharge its liabilities in the normal course of operations as they come due.

Use of Estimates

The preparation of consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Significant estimates and assumptions reflected in the consolidated financial statements include, but are not limited to, useful lives of property and equipment, valuation of deferred tax assets and liabilities, operating lease right-of-use assets and liabilities and deferred revenue. Actual results may differ materially from such estimates. Management believes that the estimates, and judgments upon which they rely, are reasonable based upon information available to them at the time that these estimates and judgments are made. To the extent that there are material differences between these estimates and actual results, the Company’s consolidated financial statements will be affected.

Revenue Recognition

The Company has six predominant sources of revenue: time-based subscriptions, credit-based subscriptions to our online courses, and marketing consulting services.

Subscription Revenue

Customers are required to pay in advance to enroll for courses. For time-based subscriptions, we are obligated to provide students with unlimited access to our course for a specified term. For credit-based subscriptions, we offer our students the flexibility to take courses at any time up to the limit of their prepaid balance. Each contract of the online education service is accounted for as a single performance obligation which is satisfied ratably over the service period. We charge fixed fees for the services contracts. The proceeds collected are initially recorded as deferred revenue. For credit-based subscriptions, revenues are recognized proportionately as the courses are delivered. For time-based subscriptions, revenues are recognized on a straight-line basis over the subscription period from the date in which the students activate the courses to the date of expiration. Refunds are provided to the students who decide to withdraw from the subscribed courses within the course offer period and a proportional refund is based on the percentage of untaken courses to the total courses purchased. Historically, the Company has not experienced material refunds.

Consulting Revenue

The Company also generates revenue from consulting services. The Company’s consulting program is designed to teach startup founders within the education sector how to market their product, refine their course content, infrastructure, and business models, achieve market fit and operating efficiency, and scale the startup into a high growth education business. The Company’s performance obligation is to provide consulting services to startup founders for a specific term. Customers are required to prepay the full consulting service charge, which is fixed and determinable, at contract inception to secure program spot, and revenue is recognized over time on a straight-line basis through the service term.

Principal Agent Considerations

The Company makes its application available to be downloaded through third-party digital distribution service providers. Users who intend to enroll our courses are directed to third-party payment platforms before completing the subscription with us. The Company evaluates the purchases via third-party payment processors to determine whether its revenues should be reported gross or net of fees retained by the payment processor. The Company is the principal in the transaction with the end user as a result of controlling, hosting, and integrating the delivery of the virtual items to the end user. The Company records revenue on a gross basis as a principal and records fees paid to third-party payment platforms as cost of revenues.

Deferred Revenue

Deferred revenue mostly consists of payments we receive in advance of revenue recognition. Revenue is recognized over the life of the subscription, or as the delivery of the pre-purchased class sessions occurs. The Company classifies deferred revenue as a short-term liability on the balance sheets as the longest subscription plan is for twelve months and the remaining sessions are expected to be delivered within twelve months or less.

Cost of Revenue

Cost of revenue predominantly consists of streaming services, third-party payment processing fees, and wages for teachers and certain employees engaged in producing the revenue.

Referral Incentives

Referral incentives are course credits that we offer to our customers for referring new customers. The incentives are expensed as incurred when the credits are consummated and the corresponding expenses, which are independent educators’ compensation allocated to service the referral credits, are included in selling expenses

Cash and Cash Equivalents

Cash consists primarily of cash on hand and bank deposits. The Company maintains cash deposits with financial institutions that may exceed federally insured limits at times. The following table shows the breakout between cash on hand and bank deposits.

	June 30, 2025	December 31, 2024

Cash on hand	$3,146	$3,144
Bank deposits	5,975,426	47,538
Total cash shown in the Statement of Cash Flows	$5,978,572	$50,682

Deposits

Deposits consist of credit card security deposits, which paid to the bank upon the account open. Management regularly reviews the age of these deposits and changes in payment trends and records an allowance when management believes collection of amounts due are at risk. Accounts considered uncollectible are written off against the allowance after exhaustive efforts at collection is made. As of June 30,2025, there was no allowance for deposits.

Property and Equipment

Property and equipment primarily includes computers and furniture stated at cost, less accumulated depreciation. Depreciation is computed on the straight-line method over 5 years.

Leasehold improvements are amortized over the lesser of the life of the lease or the estimated useful life of the leasehold improvements. Costs related to maintenance and repairs that do not extend the assets’ useful life are expensed as incurred.

Investment accounts

Investment accounts consist of cash and crypto assets held for investment purposes. Cash is carried at cost, which approximates fair value due to its short-term nature. The Company has elected to use the weighted average cost (WAC) method to determine the cost basis for its initial recognition of crypto asset holdings. Under this method, the cost of crypto assets sold or exchanged is calculated using the weighted average cost per unit at the time of the transaction. This method is applied consistently across all crypto asset holdings. The Company measures the fair value of its crypto assets subsequently, with gains and losses from changes in the fair value of such crypto assets recognized in net income each reporting period. The Company establishes a deferred tax liability if the market value of crypto assets at the reporting date is greater than the average cost basis of the Company’s crypto holdings at such reporting date, and any subsequent increases or decreases in the market value of crypto assets increases or decreases the deferred tax liability. In determining the gain (loss) to be recognized upon sale, the Company calculates the difference between the sales price and carrying value of the crypto assets with WAC method.

Intangible assets

Intangible assets acquired by the Company are stated at cost less accumulated amortization (where the estimated useful life is finite) and impairment losses. Amortization of intangible assets with finite useful lives is charged to profit or loss on a straight-line basis over the assets’ estimated useful life, which is the period over which an asset is expected to be available for use. The estimates and associated assumptions of useful life determined by the Company are based on technical or commercial obsolescence, legal or contractual limits on the use of the asset, and other relevant factors. Both the period and method of amortization are reviewed annually. Intangible assets are not amortized while their useful lives are assessed to be indefinite. Any conclusion that the useful life of an intangible asset is indefinite is reviewed annually to determine whether events and circumstances continue to support the indefinite useful life assessment for that asset. If they do not, the change in the useful life assessment from indefinite to finite is accounted for prospectively from the date of change and in accordance with the policy for amortization of intangible assets with finite lives as set out above.

Income Taxes

The Company provides for income taxes in accordance with the asset and liability method. Under this method, deferred tax assets and liabilities are recognized for future tax consequences attributable to differences between the carrying amounts of existing assets and liabilities for financial reporting and for income tax reporting. The deferred tax asset or liability represents the future tax return consequences of those differences, which will either be taxable or deductible when the assets and liabilities are recovered or settled. A valuation allowance is established for any deferred tax asset for which it is determined that it is more likely than not that some or all of the deferred tax assets will not be realized.

The Company utilizes a two-step approach to recognizing and measuring uncertain tax positions accounted for in accordance with the asset and liability method. The first step is to evaluate the tax position for recognition by determining whether evidence indicates that it is more likely than not that a position will be sustained if examined by a taxing authority.

The second step is to measure the tax benefit as the largest amount that is 50% likely of being realized upon settlement with a taxing authority. There were no amounts recorded at June 30, 2025 and December 31, 2024 related to uncertain tax positions.

Fair Value of Financial Instruments

The Company accounts for certain assets and liabilities at fair value in accordance with the accounting guidance applicable to fair value measurements and disclosures.

The carrying values of cash, accounts payable, deferred revenues, interest payable, due to related parties, and accrued liabilities and other payables are deemed to be reasonable estimates of their fair values because of their short-term nature.

Research and Development Costs

Research and development expenses are expensed as incurred and include compensation-related expenses to the outsourced subcontractors for maintenance of our online learning platform.

Segment Information and Geographic Data

FASB ASC 280, Segment Reporting, establishes standards for reporting information about operating segments on a basis consistent with the Company’s internal organizational structure as well as information about geographical areas, business segments and major customers in consolidated financial statements for details on the Company’s business segments.

The Company uses the management approach to determine reportable operating segments. The management approach considers the internal organization and reporting used by the Company’s chief operating decision maker (“CODM”) for making decisions, allocating resources and assessing performance. The Company’s CODM has been identified as the CEO, who reviews consolidated results when making decisions about allocating resources and assessing performance of the Company. Based on management’s assessment, the Company determined that it has only one operating segment and therefore one reportable segment as defined by ASC 280.

Advertising Costs

Advertising costs amounted to $11,187 and $23,074 for the three months ended June 30, 2025 and 2024, respectively, and $18,589 and $43,423 for the six months ended June 30, 2025 and 2024. Advertising costs are expensed as incurred and included in selling expenses.

Contingencies

The Company records accruals for contingencies and legal proceedings expected to be incurred in connection with a loss contingency when it is probable that a liability has been incurred and the amount can be reasonably estimated.

If a loss contingency is not probable, but is reasonably possible, or is probable but cannot be estimated, the nature of the contingent liability, together with an estimate of the range of possible loss, would be disclosed.

Operating Leases

Effective January 1, 2022, the Company adopted ASU 2016-02, “Leases” (Topic 842), and elected the practical expedients that does not require the Company to reassess: (1) whether any expired or existing contracts are, or contain, leases, (2) lease classification for any expired or existing leases and (3) initial direct costs for any expired or existing leases. For lease terms of twelve months or fewer, a lessee is permitted to make an accounting policy election not to recognize lease assets and liabilities. The Company also adopted the practical expedient that allows lessees to treat the lease and non-lease components of a lease as a single lease component. On November 1, 2022, the Company recognized approximately $2.2 million of right of use (“ROU”) assets and operating lease liabilities based on the present value of the future minimum rental payments of the sublease with related party Dream Go for its office space expiring on October 31,2029, using an incremental borrowing rate of 4%.

The Company determines if a contract contains a lease at inception. US GAAP requires that the Company’s leases be evaluated and classified as operating or finance leases for financial reporting purposes. The classification evaluation begins at the commencement date and the lease term used in the evaluation includes the non-cancellable period for which the Company has the right to use the underlying asset, together with renewal option periods when the exercise of the renewal option is reasonably certain and failure to exercise such option would result in an economic penalty. The Company’s real estate sublease has been classified as an operating lease.

Since the implicit rate for the Company’s sublease was not readily determinable, the Company used its incremental borrowing rate based on the information available at the commencement date in determining the present value of lease payments. The incremental borrowing rate is the rate of interest that the Company would have to pay to borrow, on a collateralized basis, an amount equal to the lease payments, in a similar economic environment and over a similar term.

The Company generally considers the economic life of its operating lease ROU assets to be comparable to the useful life of similar owned assets. The Company has elected the short-term lease exception; therefore operating lease ROU assets and liabilities do not include leases with a lease term of twelve months or less. Our sublease does not provide a residual guarantee. The operating lease ROU asset also excludes lease incentives. Lease expense is recognized on a straight-line basis over the lease term.

The Company reviews the impairment of its ROU assets consistent with the approach applied for its other long-lived assets. The Company reviews the recoverability of its long-lived assets when events or changes in circumstances occur that indicate that the carrying value of the asset may not be recoverable. The assessment of possible impairment is based on its ability to recover the carrying value of the asset from the expected undiscounted future pre-tax cash flows of the related operations. The Company has elected to include the carrying amount of operating lease liabilities in any tested asset group and includes the associated operating lease payments in the undiscounted future pre-tax cash flows.

Earnings (loss) per Share

The Company computes earnings (loss) per share (“EPS”) in accordance with FASB ASC 260, “Earnings per Share”. ASC 260 requires companies to present basic and diluted EPS. Basic EPS is measured as net income (loss) divided by the weighted average ordinary shares outstanding for the period. Diluted EPS presents the diluted effect on a per share basis of the potential ordinary shares (e.g., convertible securities, options and warrants) as if they had been converted at the beginning of the periods presented, or issuance date, if later. Potential ordinary shares that have an anti-dilutive effect (i.e., those that increase income per share or decrease loss per share) are excluded from the calculation of diluted EPS. For the three and six months ended June 30, 2025 and 2024, the convertible notes payable were excluded from the calculation of diluted EPS as their inclusion would have been anti-dilutive.

Recently Adopted Accounting Pronouncements

In June 2016, the FASB issued ASU No. 2016-13, Financial Instruments - Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments (ASU 2016-13), which modifies the measurement of expected credit losses of certain financial instruments. This new guidance was effective for private companies for fiscal years beginning after December 15, 2021, but early adoption was permitted. The adoption of this guidance did not have an impact on our consolidated financial statements and related disclosures.

In December 2023, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2023-08, Intangibles—Goodwill and Other—Crypto Assets (Subtopic 350-60): Accounting for and Disclosure of Crypto Assets (“ASU 2023-08”). ASU 2023-08 requires in-scope crypto assets (including the Company's bitcoin holdings) to be measured at fair value in the statement of financial position, with gains and losses from changes in the fair value of such crypto assets recognized in net income each reporting period. ASU 2023-08 also requires certain interim and annual disclosures for crypto assets within the scope of the standard. The Company adopted this guidance effective January 1, 2025.

Note 2 – Summary of Significant Accounting Policies

Basis of Presentation

The accompanying financial statements and notes are presented in accordance with accounting principles generally accepted in the United States of America (the U.S. GAAP) and are presented in U.S. dollars. These financial statements include all adjustments that, in the opinion of management, are necessary in order to make the financial statements not misleading.

Emerging Growth Company Status

We are an “emerging growth company,” as defined in the Jumpstart Our Business Startups Act (the “JOBS Act”), and we are eligible to take advantage of certain exemptions from various reporting and financial disclosure requirements that are applicable to other public companies that are not emerging growth companies, including, but not limited to, (1) presenting only two years of audited financial statements and only two years of related management’s discussion and analysis of financial condition and results of operations in this prospectus, (2) not being required to comply with the auditor attestation requirements of Section 404 of the Sarbanes-Oxley Act of 2002, (3) reduced disclosure obligations regarding executive compensation in our periodic reports and proxy statements, and (4) exemptions from the requirements of holding a non-binding advisory vote on executive compensation and shareholder approval of any golden parachute payments not previously approved. We intend to take advantage of these exemptions. As a result, investors may find investing in our ordinary shares less attractive.

In addition, Section 107 of the JOBS Act also provides that an emerging growth company can take advantage of the extended transition period provided in Section 7(a)(2)(B) of the Securities Act of 1933, as amended (the “Securities Act”), for complying with new or revised accounting standards. As a result, an emerging growth company can delay the adoption of certain accounting standards until those standards would apply to private companies.

We could remain an emerging growth company for up to five years, or until the earliest of (1) the last day of the first fiscal year in which our annual gross revenues exceed $1.07 billion, (2) the date that we become a “large accelerated filer” as defined in Rule 12b-2 under the Exchange Act, which would occur if the market value of our Ordinary Shares that are held by non-affiliates exceeds $700 million as of the last business day of our most recently completed second fiscal quarter and we have been publicly reporting for at least 12 months, or (3) the date on which we have issued more than $1 billion in non-convertible debt during the preceding three-year period.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements. The estimates and judgments will also affect the reported amounts for certain revenues and expenses during the reporting period. Actual results could differ from these good faith estimates and judgments.

Cash and Cash Equivalents

The Company considers all short-term investments with an original maturity of three months or less when purchased to be cash equivalents. The Company had $2 in cash and no cash equivalents as of December 31, 2024.

Income Taxes

The Company provides for income taxes in accordance with the asset and liability method. Under this method, deferred tax assets and liabilities are recognized for future tax consequences attributable to differences between the carrying amounts of existing assets and liabilities for financial reporting and for income tax reporting. The deferred tax asset or liability represents the future tax return consequences of those differences, which will either be taxable or deductible when the assets and liabilities are recovered or settled. A valuation allowance is established for any deferred tax asset for which it is determined that it is more likely than not that some or all of the deferred tax assets will not be realized.

The Company utilizes a two-step approach to recognizing and measuring uncertain tax positions accounted for in accordance with the asset and liability method. The first step is to evaluate the tax position for recognition by determining whether evidence indicates that it is more likely than not that a position will be sustained if examined by a taxing authority.

The second step is to measure the tax benefit as the largest amount that is 50% likely of being realized upon settlement with a taxing authority. There were no amounts recorded on December 31, 2024, related to uncertain tax positions.

Earnings (Loss) Per Share

The Company computes basic and diluted earnings (loss) per share in accordance with ASC Topic 260, Earnings per Share. Basic earnings (loss) per share is computed by dividing net income (loss) by the weighted average number of common shares outstanding during the reporting period. Diluted earnings (loss) per share reflects the potential dilution that could occur if stock options and other commitments to issue common stock were exercised or equity awards vest resulting in the issuance of common stock that could share in the earnings of the Company.

The Company does not have any potentially dilutive instruments as of December 31, 2024 and, thus, anti-dilution issues are not applicable.

Recently Issued Accounting Pronouncements

Management has considered all recent accounting pronouncements issued and their potential effect on the financial statements. The Company’s management believes that these recent pronouncements will not have a material effect on the Company’s financial statements.